First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 141.0%
	Alternative Carriers – 0.5%
$1,806,996	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/01/27	$1,764,080
	Application Software – 10.5%
4,935,663	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.36%	04/26/24	4,888,379
308,927	Hyland Software, Inc., 2nd Lien TL, 1 Mo. LIBOR + 7.00%, 0.75% Floor	8.60%	07/10/25	310,215
4,574,642	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.10%	07/01/24	4,546,051
4,712,286	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	02/02/22	4,675,766
959,008	Internet Brands, Inc. (MH Sub I, LLC), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	09/13/24	933,038
1,043,836	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	06/21/24	989,034
7,049,118	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	06/21/24	6,679,039
2,718,775	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	11/30/24	2,661,001
1,951,050	NCR Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.11%	08/28/26	1,940,085
750,514	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	6.13%	04/26/24	743,947
2,522,931	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.38%	04/26/24	2,485,087
5,265,350	RP Crown Parent, LLC (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	10/12/23	5,212,697
434,884	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	02/05/24	427,274
220,629	TIBCO Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.16%	07/03/26	217,871
99,575	Ultimate Software Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	05/03/26	99,133
429,611	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.86%	02/28/27	424,241
				37,232,858
	Asset Management & Custody Banks – 0.3%
834,095	Harbourvest Partners L.P., Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	03/01/25	829,407
373,011	Victory Capital Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	07/01/26	367,882
				1,197,289
	Auto Parts & Equipment – 2.2%
2,274,638	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.88%	04/06/24	2,212,086
4,490,352	Gates Global LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	03/31/24	4,399,602
950,395	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.10%	06/30/24	446,210
1,953,591	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	06/30/24	917,211
				7,975,109

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Automotive Retail – 0.1%
$187,990	KAR Auction Services, Inc. (Adesa), Term Loan B-6, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.94%	09/19/26	$186,110
	Broadcasting – 7.6%
1,242,883	Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.35%	03/31/26	1,214,918
520,207	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.88%	08/23/26	473,388
2,570,571	E.W. Scripps Company, Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	05/01/26	2,554,505
274,591	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	11/17/24	270,815
4,664,222	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	01/02/26	4,629,240
8,755,943	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.66%	04/29/26	8,580,825
6,939,130	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.41%	09/19/26	6,869,739
471,931	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.91%	01/17/24	468,570
2,109,178	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	01/17/24	2,094,161
				27,156,161
	Building Products – 1.8%
186,488	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	01/02/25	182,293
85,333	JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.94%	12/14/24	84,799
6,350,477	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	01/31/27	6,220,292
				6,487,384
	Cable & Satellite – 2.8%
2,607,276	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.91%	07/17/25	2,573,564
1,506,097	Cablevision (aka CSC Holdings, LLC), Sept. 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	04/15/27	1,487,271
739,673	Radiate HoldCo, LLC (RCN), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	02/01/24	723,497
5,329,500	Virgin Media Investment Holdings Limited, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	01/31/28	5,231,810
				10,016,142
	Casinos & Gaming – 11.1%
7,894,504	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.77%	12/22/24	7,605,012
7,478,537	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.85%	04/18/24	7,378,848
3,040,546	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.10%-4.14%	10/04/23	2,976,573
1,159,976	GVC Holdings PLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.91%	03/16/24	1,130,977
570,128	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	10/15/25	561,576

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$679,564	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	08/14/24	$657,907
2,759,621	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.37%	08/14/24	2,671,672
11,183,417	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.44%	07/10/25	11,144,946
4,662,462	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	3.86%	01/31/27	4,549,770
737,693	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	05/10/26	722,629
				39,399,910
	Coal & Consumable Fuels – 0.3%
1,018,133	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	03/07/24	895,956
304,434	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	03/31/25	203,971
				1,099,927
	Communications Equipment – 0.5%
1,637,245	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	04/06/26	1,608,593
	Construction & Engineering – 0.1%
174,141	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.86%	07/24/26	172,368
	Diversified Support Services – 0.4%
1,366,440	Brightview Landscapes, LLC (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.13%-4.19%	08/15/25	1,349,360
	Electric Utilities – 0.3%
927,500	Vistra Operations Company LLC (TEX/TXU), Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%-3.41%	12/31/25	915,906
	Environmental & Facilities Services – 1.7%
1,400,141	GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.60%	05/31/25	1,371,634
670,177	GFL Environmental, Inc., 2018 Incremental Term Loan B, Prime Rate + 2.00%, 1.00% Floor	6.75%	05/31/25	656,532
3,952,002	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.91%	12/04/24	3,859,802
				5,887,968
	Food Distributors – 0.4%
1,464,688	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	08/31/26	1,445,164
	Health Care Facilities – 1.4%
1,008,214	Acadia Healthcare Company, Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	02/11/22	1,003,174
1,154,556	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	02/16/23	1,148,783
1,558,119	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.88%	07/02/25	1,542,537

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$1,426,800	Select Medical Corporation, Term Loan B, 6 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	03/06/25	$1,412,532
				5,107,026
	Health Care Services – 14.6%
4,084,611	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 2 Mo. LIBOR + 6.13%, 1.00% Floor	7.92%	01/16/23	4,048,871
922,433	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.93%	03/14/25	874,005
3,034,012	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 2 Mo. LIBOR + 3.25%, 1.00% Floor	4.93%	04/28/22	2,859,556
2,814,719	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	04/21/24	2,316,289
3,421,474	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.16%	02/15/26	3,378,705
9,721,591	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.60%	06/07/23	9,642,651
5,702,483	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	08/12/26	5,632,229
3,612,319	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.35%	08/15/24	3,549,104
5,565,701	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	10/10/25	4,463,692
800,408	Exam Works (Gold Merger Co, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.85%	07/27/23	801,409
5,589,538	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.86%	08/31/24	5,393,904
3,078,591	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	02/06/24	2,321,781
1,679,380	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	6.63%	06/28/26	1,660,487
4,792,658	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.10%	08/27/25	4,768,695
186,658	Vizient, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.00%	05/06/26	186,833
				51,898,211
	Health Care Technology – 1.4%
4,192,642	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.10%	03/01/24	4,103,549
726,420	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.10%	07/25/26	724,298
				4,827,847
	Household Appliances – 0.4%
1,450,830	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	09/25/24	1,338,390
	Human Resource & Employment Services – 1.2%
4,205,651	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	05/01/24	4,145,216
	Hypermarkets & Super Centers – 1.8%
6,606,902	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/03/24	6,543,938
	Independent Power Producers & Energy Traders – 0.8%
2,899,637	Calpine Corporation, Term Loan B5, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.20%	01/15/24	2,847,676

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Conglomerates – 0.1%
$529,208	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	02/28/27	$520,608
	Industrial Machinery – 0.2%
844,406	Douglas Dynamics LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.61%	12/31/21	839,660
	Insurance Brokers – 14.3%
4,638,138	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	05/10/25	4,564,717
6,637,499	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.60%	05/09/25	6,493,664
12,620,145	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.42%	01/25/24	12,557,044
4,303,753	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.10%	02/15/27	4,217,678
2,858,085	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.87%	01/31/27	2,826,817
40,409	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.52%	04/25/25	39,222
15,880,626	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.55%	04/25/25	15,414,213
4,799,715	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.94%	05/15/24	4,679,722
				50,793,077
	Integrated Telecommunication Services – 5.0%
8,689,035	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	03/15/27	8,421,152
3,477,156	Numericable (Altice France SA or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	07/31/25	3,342,416
6,057,558	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.01%	02/28/27	5,908,300
				17,671,868
	Interactive Home Entertainment – 0.3%
1,191,665	Playtika Holding Corp., Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.60%	11/30/24	1,191,665
	Investment Banking & Brokerage – 1.0%
3,712,556	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	02/27/26	3,675,431
	Leisure Facilities – 1.0%
3,847,277	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.69%	09/18/24	3,566,733
	Life Sciences Tools & Services – 0.8%
1,259,446	Grifols Worldwide Operations Limited, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.58%	11/15/27	1,247,720
1,543,621	Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	05/31/25	1,466,441
				2,714,161
	Managed Health Care – 6.3%
18,879,437	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	06/07/23	17,951,135

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Managed Health Care (Continued)
$4,671,089	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.60%	12/02/24	$4,577,667
				22,528,802
	Metal & Glass Containers – 1.5%
5,503,179	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.67%	07/01/26	5,404,562
	Movies & Entertainment – 3.1%
2,709,029	AMC Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.61%	04/22/26	2,615,919
7,517,479	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	02/05/25	6,937,581
1,690,682	PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.17%	01/31/27	1,580,788
				11,134,288
	Other Diversified Financial Services – 9.2%
12,204,502	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	04/04/24	11,899,389
6,467,398	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.85%	02/13/25	6,437,066
11,404,989	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	10/01/25	11,371,687
3,088,660	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	05/17/26	3,047,488
				32,755,630
	Packaged Foods & Meats – 2.6%
281,944	B&G Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	09/30/26	278,772
415,882	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.60%	10/21/24	417,961
1,057,502	Froneri International Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	01/31/27	1,038,996
1,994,006	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.85%	08/03/25	1,957,875
18,556	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	4.01%	08/03/25	18,220
5,391,386	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.01%-4.03%	08/03/25	5,293,694
355,741	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.40%	07/07/24	354,852
				9,360,370
	Paper Packaging – 4.2%
2,280,468	Reynolds Consumer Products LLC, Term Loan B, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.50%	01/31/27	2,251,962
12,963,315	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	02/05/23	12,820,200
				15,072,162
	Pharmaceuticals – 13.6%
3,653,805	Akorn, Inc., Loan, 1 Mo. LIBOR + 10.00%, 1.00% Floor	11.69%	04/16/21	3,519,820
18,489,162	Bausch Health Companies Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.66%	06/01/25	18,359,738

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$2,082,967	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/31/27	$2,058,659
9,648,742	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	9,200,462
4,836,887	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	10/15/25	4,794,564
3,406,714	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.69%	09/24/24	3,026,286
651,395	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.70%	02/24/25	570,902
3,771,811	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	09/27/24	3,652,357
3,231,294	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.10%	08/18/22	3,202,019
				48,384,807
	Railroads – 0.1%
372,659	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.91%	11/05/26	370,173
	Real Estate Services – 0.4%
1,654,008	Realogy Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	02/08/25	1,583,713
	Research & Consulting Services – 0.1%
451,629	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	10/31/26	448,667
	Restaurants – 2.9%
5,712,054	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	11/14/26	5,612,093
622,485	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.38%	02/05/25	605,367
3,990,000	Portillo’s Holdings, LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor	7.44%	08/30/24	3,930,150
				10,147,610
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corporation, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	6.39%	10/30/26	546,143
	Semiconductors – 0.3%
647,768	ON Semiconductor Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	09/19/26	639,270
461,788	Western Digital Corporation, U.S. Term B-4 Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/29/23	454,861
				1,094,131
	Specialized Consumer Services – 3.0%
366,121	Aramark Services, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	12/31/26	363,606
724,000	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.10%	08/04/25	724,905
1,124,858	Asurion, LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.60%	08/04/22	1,113,137
3,613,032	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.60%	11/03/23	3,573,902

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Consumer Services (Continued)
$4,937,343	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.60%	11/03/24	$4,883,872
				10,659,422
	Specialty Chemicals – 0.9%
3,371,416	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	10/20/24	3,320,844
	Systems Software – 7.4%
5,173,745	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.19%	09/13/24	5,107,780
1,511,161	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.94%	09/13/25	1,535,445
1,009,773	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	08/23/25	1,000,312
4,059,669	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	09/30/24	4,012,740
1,354,082	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.28%	06/13/24	1,288,639
3,263,214	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.86%	04/24/22	2,953,209
3,156,406	Sophos Group PLC (Surf), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.81%	02/28/27	3,105,115
1,320,677	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/16/25	1,301,963
915,691	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/16/25	902,715
1,739,766	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/16/25	1,716,714
1,319,114	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	03/15/26	1,292,731
2,034,383	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	06/15/25	1,983,849
				26,201,212
	Wireless Telecommunication Services – 0.3%
5,872	Frontier Communications Corp., Term Loan B-1, 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.36%	06/15/24	5,881
991,571	Frontier Communications Corp., Term Loan B-1, 6 Mo. LIBOR + 3.75%, 0.75% Floor	5.35%	06/15/24	993,227
				999,108
	Total Senior Floating-Rate Loan Interests			501,587,480
	(Cost $514,542,672)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 2.2%
	Auto Parts & Equipment – 0.2%
850,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	856,110
	Cable & Satellite – 0.2%
150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.75%	01/15/24	153,332
557,000	CSC Holdings, LLC (d)	5.50%	05/15/26	577,987
				731,319

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Food Retail – 0.6%
$2,120,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (d)	3.50%	02/15/23	$2,127,950
	Health Care Facilities – 0.7%
2,136,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,318,051
	Health Care Services – 0.1%
438,000	DaVita, Inc.	5.13%	07/15/24	444,388
	Insurance Brokers – 0.2%
560,000	AmWINS Group, Inc. (d)	7.75%	07/01/26	582,947
	Real Estate Services – 0.2%
668,000	Realogy Group LLC / Realogy Co-Issuer Corp. (d)	5.25%	12/01/21	672,843
	Total Corporate Bonds and Notes			7,733,608
	(Cost $7,554,367)

Shares	Description	Value
COMMON STOCKS (c) – 0.7%
	Broadcasting – 0.1%
25,815	Cumulus Media, Class A (e)	311,071
	Electric Utilities – 0.6%
106,607	Vistra Energy Corp.	2,050,053
	Oil & Gas Exploration & Production – 0.0%
119,734	Ascent Resources - Marcellus, LLC Class A Common Shares (e) (f)	104,767
3,699	Fieldwood Energy Equity (e) (g)	67,623
		172,390
	Total Common Stocks	2,533,514
	(Cost $3,357,339)
RIGHTS (c) – 0.0%
	Automobile Manufacturers – 0.0%
782	General Motors Corporation (e)	6,561
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp. (e)	121,159
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (e) (h) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (e) (h) (i) (j)	0
		0
	Total Rights	127,720
	(Cost $174,207)
WARRANTS (c) – 0.0%
	Oil & Gas Exploration & Production – 0.0%
31,000	Ascent Resources - Marcellus, LLC First Lien Warrants (e) (i)	930
	(Cost $3,100)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS (c) – 2.3%
8,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.44% (k)	$8,000,000
	(Cost $8,000,000)
	Total Investments – 146.2%	519,983,252
	(Cost $533,631,685) (l)
	Outstanding Loans – (40.2)%	(143,000,000)
	Net Other Assets and Liabilities – (6.0)%	(21,246,884)
	Net Assets – 100.0%	$355,736,368

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2020, securities noted as such amounted to $3,961,727 or 1.1% of net assets.
(e)	Non-income producing security.
(f)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 29, 2020, securities noted as such amounted to $104,767 or 0.0% of net assets.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 29, 2020, securities noted as such amounted to $67,623 or 0.0% of net assets.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 29, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(i)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)	Rate shown reflects yield as of February 29, 2020.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $840,219 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,488,652. The net unrealized depreciation was $13,648,433.

LIBOR	London Interbank Offered Rate

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 501,587,480	$ —	$ 501,587,480	$ —
Corporate Bonds and Notes*	7,733,608	—	7,733,608	—
Common Stocks:
Oil & Gas Exploration & Production	172,390	—	172,390	—
Other industry categories*	2,361,124	2,361,124	—	—
Rights:
Automobile Manufacturers	6,561	6,561	—	—
Electric Utilities	121,159	—	121,159	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	930	—	930	—
Money Market Funds	8,000,000	8,000,000	—	—
Total Investments	$ 519,983,252	$ 10,367,685	$ 509,615,567	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
As of February 29, 2020, the Fund transferred common stocks and warrants valued at $105,697 from Level 3 to Level 2 of the fair value hierarchy. The common stocks and warrants that transferred from Level 3 to Level 2 did so as a result of being priced by an independent third-party pricing service.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.